Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales and service revenues	$ 1,430,043	$ 1,355,970	$ 1,280,545
Cost of services provided and goods sold	1,033,321	970,484	906,016
Selling, general and administrative expenses	208,656	202,260	201,964
Depreciation	26,009	25,247	24,386
Amortization	4,512	4,252	4,657
Other operating expenses	1,126
Total costs and expenses	1,273,624	1,202,243	1,137,023
Income/ (loss) from operations	156,419	153,727	143,522
Interest expense	(14,723)	(13,888)	(11,959)
Other (expense)/income - net	4,123	717	2,268
Income/ (loss) before income taxes	145,819	140,556	133,831
Income tax (provision)/ benefit	(56,515)	(54,577)	(52,000)
Net Income	89,304	85,979	81,831
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses	22,618	21,895	23,262
Depreciation	942	945	860
Amortization	1,924	1,756	1,404
Total costs and expenses	25,484	24,596	25,526
Income/ (loss) from operations	(25,484)	(24,596)	(25,526)
Interest expense	(13,999)	(13,177)	(11,596)
Other (expense)/income - net	17,626	16,507	15,520
Income/ (loss) before income taxes	(21,857)	(21,266)	(21,602)
Income tax (provision)/ benefit	7,001	6,564	6,859
Equity in net income of subsidiaries	104,160	100,681	96,574
Net Income	89,304	85,979	81,831
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales and service revenues	1,400,561	1,328,425	1,254,856
Cost of services provided and goods sold	1,017,001	955,628	892,596
Selling, general and administrative expenses	175,166	172,368	170,223
Depreciation	24,179	23,496	22,732
Amortization	2,588	2,496	3,253
Other operating expenses	1,126
Total costs and expenses	1,220,060	1,153,988	1,088,804
Income/ (loss) from operations	180,501	174,437	166,052
Interest expense	(666)	(587)	(363)
Other (expense)/income - net	(16,992)	(16,591)	(15,451)
Income/ (loss) before income taxes	162,843	157,259	150,238
Income tax (provision)/ benefit	(61,794)	(59,407)	(56,905)
Equity in net income of subsidiaries	3,190	3,001	3,308
Net Income	104,239	100,853	96,641
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales and service revenues	29,482	27,545	25,689
Cost of services provided and goods sold	16,320	14,856	13,420
Selling, general and administrative expenses	10,872	7,997	8,479
Depreciation	888	806	794
Total costs and expenses	28,080	23,659	22,693
Income/ (loss) from operations	1,402	3,886	2,996
Interest expense	(58)	(124)
Other (expense)/income - net	3,489	801	2,199
Income/ (loss) before income taxes	4,833	4,563	5,195
Income tax (provision)/ benefit	(1,722)	(1,734)	(1,954)
Net Income	3,111	2,829	3,241
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in net income of subsidiaries	(107,350)	(103,682)	(99,882)
Net Income	$ (107,350)	$ (103,682)	$ (99,882)